RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 23, 2020 USD ($) shares	Mar. 01, 2012 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2013
Transactions With Third Party [Line Items]
Cost Of Lease Operating Lease					$ 2,059		$ 2,892	$ 3,934
Office Building Lease					2,059		2,892	3,934
Payment to related party represents net assets at acquisition								627
Other Liabilities, Current					90,526		92,050	15,307
Revenues					80,481		158,333	220,413
Data and services received					12,267		17,799	17,396
Related Party
Transactions With Third Party [Line Items]
Cost Of Lease Operating Lease		$ 0
Office Building Lease		$ 0
Other Liabilities, Current					90,526		92,050	15,307
Related Party | Vincent Tianquan Mo
Transactions With Third Party [Line Items]
Cost Of Lease Operating Lease					159		166	155
Office Building Lease					159		166	155
Related Party | Beihai Silver Beach
Transactions With Third Party [Line Items]
Lease period										10 years
Management Fee Expense					281		380	415
Related Party | Shanghai Yuyue
Transactions With Third Party [Line Items]
Other Liabilities, Current							$ 184	4,445
Related Party | CIH
Transactions With Third Party [Line Items]
Lease period							10 years
Cost Of Lease Operating Lease						¥ 7,621,000	$ 1,104
Office building leased to					1,261		1,181	1,104
Office Building Lease						7,621,000	1,104
Payment to related party represents net assets at acquisition			$ 627	¥ 4,325,000
Other Liabilities, Current					90,526		$ 91,866	10,862
Acquisition of ordinary shares of CIH from	$ 51,210
Excess consideration transferred	$ 26,916
Related Party | CIH | Common Class A
Transactions With Third Party [Line Items]
Number of shares acquired in investment | shares	2,429,563
Related Party | CIH | Common Class B
Transactions With Third Party [Line Items]
Number of shares acquired in investment | shares	6,119,686
Fair value investment	$ 25,819
Related Party | CIH | Convertible senior notes
Transactions With Third Party [Line Items]
Percentage of repayment of convertible debt by related party							50.00%
Related Party | Wanli
Transactions With Third Party [Line Items]
Data and services received								275	$ 275
IT service income | Related Party | CIH
Transactions With Third Party [Line Items]
Revenues					1,116		$ 1,162	$ 1,087
Software license income | Related Party | CIH
Transactions With Third Party [Line Items]
Revenues					$ 70	¥ 500,000
Software license income | Software license income | Related Party | CIH
Transactions With Third Party [Line Items]
Software License Agreement Term							10 years